Bank Loans and issuance of Debt Securities	12 Months Ended
Dec. 31, 2019
Disclosure Of Detailed Information About Borrowings [Abstract]
Bank Loans and issuance of Debt Securities
17.	Bank Loans and issuance of Debt Securities
a.	Bank Loans

During 2015, the Company obtained loans to finance the acquisition of 100% of the shares of the DCA Company with BBVA and Bank of Nova Scotia, which were refinanced later. With the acquisition of MBJA, the Company assumed loans previously hired by MBJA. All the loans contracted with banking institutions and third parties are described below with the unpaid balance at each date.

	December 31 2017		December 31 2018		December 31 2019
On September 14, 2007, MBJA signed a simple unsecured loan, with the International Finance Corporation (IFC) for up to USD$20 million. The loan bears interest at a variable rate of 6 month Libor plus 392 basis points, for a period of 12 years from this disposition and semi-annual instalments. The loan was settled on August 2018.	Ps.	148,014	Ps.	-	Ps.	—
MBJA signed a simple unsecured loan with its shareholder Vantage in June 2007 for USD$10,936,000, which is repayable at the same maturity date as the IFC´s loans but are subject to restrictions. Interest is accrued at an interest rate of 14% per annum. The loan does not have an expiration date nor an amortization schedule.		215,843		215,269		206,107
In February 2009, MBJA signed a simple unsecured loan with its shareholder Vantage for USD$510,000 to finance expenses related to a construction project of MBJA. The interest rate was set at 8%. The loan does not have an expiration date nor an amortization schedule.		10,065		10,038		9,610
On December 12, 2012, MBJA signed a simple unsecured loan with IFC for USD$13 million. The loan bears interest at a variable rate of six month Libor plus 450 basis points, for a period of 5 years from each disposition. The loan was settled on August 2018.		73,504		—		—
In 2014 MBJA signed two finance lease arrangements, one with SITA Information Networking Computing BV for USD$1,792,096, for equipment and the other with SITA Information Networking BV. USA for software support for USD$1,231,858. Both leases are for seven years with a fixed interest rate of 8% per annum. The monthly lease payment totals USD$47,132. The loans were settled on August 2018.		35,370		—		—
On January 19, 2016, GAP refinanced with Bank of Nova Scotia the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at Libor 1M plus 99 basis points.		1,884,731		1,879,717		1,799,717
On February 15, 2016, GAP refinanced with BBVA Bancomer the simple unsecured loan contracted previously in the short term for amount of USD $95.5 million, with a five-year maturity. The loan bears interest at Libor 1M plus 105 basis points.		1,884,731		1,879,717		1,799,717
On December 28, 2017, MBJA signed a simple unsecured loan with The Bank of Nova Scotia Jamaica Limited for USD$40,000,000. The loan bears interest at Libor 1M plus 280 basis points for a period of 7 years from this disposition and semi-annual instalments. As of December 31, 2019 the balance amounted to USD$33.0 million.		—		551,122		621,891
Total unpaid balance of bank loans and long-term debt		4,252,258		4,535,863		4,437,043
Less - Current portion		(141,412)		—		—
Long-term portion	Ps.	4,110,846	Ps.	4,535,863	Ps.	4,437,043

b)	Issuance of Debt Securities

	December 31 2017		December 31 2018		December 31 2019
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,100,000 under the "GAP 15" name, at a variable interest rate of 28-day TIIE plus 24 basis points for a period of five years, maturing on February 14, 2020. On January 29, 2016, the first reopening was made the long-term debt securities GAP 15 for the total Ps. 1,100,000. It has the same maturity as the originally and accrue the same interest rate. As of December 31, 2019, the TIIE rate is 7.5555%.	Ps.	2,200,000	Ps.	2,200,000	Ps.	2,200,000
Unsecured debt securities issued in the Mexican market on February 20, 2015, for Ps. 1,500,000 under the name "GAP 15-2" at a fixed annual interest rate of 7.08% over a period of 10 years, maturing on February 7, 2025.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on July 8, 2016, for Ps. 1,500,000 under the "GAP 16" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. As of December 31, 2019, the TIIE rate is 7.5555%.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on April 6, 2017, for Ps. 1,500,000 under the "GAP 17" name, at a variable interest rate of 28-day TIIE plus 49 basis points for a period of five years. As of December 31, 2019, the TIIE rate is 7.5555%.		1,500,000		1,500,000		1,500,000
Unsecured debt securities issued in the Mexican market on November 9, 2017, for Ps. 2,300,000 under the "GAP 17-2" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2019, the TIIE rate is 7.5555%.		2,300,000		2,300,000		2,300,000
Unsecured debt securities issued in the Mexican market on March 29, 2019, for Ps. 3,000,000 under the "GAP 19" name, at a variable interest rate of 28-day TIIE plus 44 basis points for a period of five years. As of December 31, 2019, the TIIE rate is 7.5555%.		—		—		3,000,000
Total unpaid balance of bank loans and long-term debt		9,000,000	Ps.	9,000,000	Ps.	12,000,000
Less - Current portion		—	Ps.	—	Ps.	(2,200,000)
Long-term portion	Ps.	9,000,000	Ps.	9,000,000	Ps.	9,800,000

The proceeds in 2017 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the Master Development Program  for the Mexican Airports of Ps. 3,800,000. Issuance expenses of Ps.9,313 were recognized.

The proceeds in 2019 from the issuance of the long-term debt securities were allocated to finance capital investments set forth in the Master Development Program for the Mexican Airports of Ps. 3,000,000. Issuance expenses of Ps.7,183 were recognized.

The long-term debt previously described, matures as follows:

Year	Amount
2020	Ps.	2,200,000
2021		5,223,812
2022		3,924,378
2023		124,378
2024		3,124,378
Thereafter		1,840,097
	Ps.	16,437,043

As of December 31, 2017, 2018 and 2019, debts are payable by the following companies:

	At December 31, 2017
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,769,461	Ps.	12,769,461
MBJA		141,412		341,385		482,797
Total	Ps.	141,412	Ps.	13,110,846	Ps.	13,252,258

	At December 31, 2018
Company	Current		Long-Term		Total
GAP	Ps.	—	Ps.	12,759,435	Ps.	12,759,435
MBJA		—		776,428		776,428
Total	Ps.	—	Ps.	13,535,863	Ps.	13,535,863

	At December 31, 2019
Company	Current		Long-Term		Total
GAP	Ps.	2,200,000	Ps.	13,399,433	Ps.	15,599,433
MBJA		—		837,610		837,610
Total	Ps.	2,200,000	Ps.	14,237,043	Ps.	16,437,043

The loan agreements limit the Company’s use of proceeds for the financing of capital expenditures, working capital and prepayments of loans, in addition to prohibiting the merger of the airport creditors with any other entity, as well as the prohibition of sales or transfers of assets in an amount greater than Ps. 1,000, without previous authorization from the creditors and requires the Company to maintain certain financial ratios which have been fulfilled. If the individual airports are unable to fulfill their commitments and maintain the minimum financial ratios under the credit agreements, dividends cannot be declared.

As a result of the issuance of the debt securities, the Company has covenants which have been fulfilled during 2017, 2018 and 2019.[6] The principal payment of the debt securities will be made at the end of the contractual term. Direct costs incurred in the issuance or incurrence of debt are deferred and amortized as part of interest expense, using the effective interest rate over the term of each transaction. These costs include commissions and professional fees.

c)	Reconciliation of liabilities arising from financing activities

					Non-cash changes
	Balance as of January 1, 2019		Repayments on bank loans		Proceeds from issuance of Debt securities		Proceeds from Debt long-term		Exchange effects		Long-term reclassification		Fair value adjustments
Debt securities current portion	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	2,200,000	Ps.	—
Long-term borrowings		4,535,863		—		—		96,308		(195,128)		—		—
Debt securities		9,000,000		—		3,000,000		—		—		(2,200,000)		—
Derivative financial instruments (Note 16)		(136,457)		—		—		—		—		—		397,750
Total	Ps.	13,399,406	Ps.	—	Ps.	3,000,000	Ps.	96,308	Ps.	(195,128)	Ps.	—	Ps.	397,750